Fees Summary	Jan. 16, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure
The pricing supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate offering price of the related offerings is $6,500,000,000 (comprised of $750,000,000 of the Floating Rate Senior Notes Due 2030, $2,500,000,000 of the Fixed/Floating Rate Senior Notes Due 2030 and $3,250,000,000 of the Fixed/Floating Rate Senior Notes Due 2032).

Narrative - Max Aggregate Offering Price	$ 6,500,000,000
Final Prospectus	true